 v3.8.0.1
Insignia Macro Fund

ALPS Series Trust

Insignia Macro Fund (the “Fund”)

Supplement dated April 13, 2018 to the Fund’s Prospectus, dated January 29, 2018, as subsequently amended and revised (the “Prospectus”)

Effective immediately, in the “Performance Information” section on page 11 of the Prospectus, under the header “Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares,” the bar chart for Class A Shares is hereby deleted and replaced in its entirety with the following bar chart:

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
X
- References No definition available. + Details
Name:	insignia_ProspectusSupplementTextBlock
Namespace Prefix:	insignia_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2014
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2015
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2016
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2017
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_BarChartClosingTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ References

No definition available.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=insignia_S000043166Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=insignia_C000133576Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: